CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Hman Group holdings Inc and subsidiaries Common Stock	Hman Group holdings Inc and subsidiaries Treasury Stock	Hman Group holdings Inc and subsidiaries Additional Paid-in Capital	Hman Group holdings Inc and subsidiaries Accumulated deficit	Hman Group holdings Inc and subsidiaries Accumulated Other Comprehensive (Loss)	Hman Group holdings Inc and subsidiaries	Additional Paid-in Capital	Accumulated deficit	Total
Balance at Dec. 30, 2017	$ 5,000	$ (540,000)	$ 552,053,000	$ 2,422,000	$ (26,537,000)	$ 527,403,000
Balance at beginning (in shares) at Dec. 30, 2017	547,000	(1,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted				(58,681,000)		(58,681,000)
Stock-based compensation			1,590,000			$ 1,590,000
Proceeds from exercise of stock options (in shares)						200
Change in cumulative foreign currency translation adjustment					(11,053,000)	$ (11,053,000)
Balance at Dec. 29, 2018	$ 5,000	$ (4,320,000)	553,843,000	(61,871,000)	(37,590,000)	450,067,000
Balance at ending (in shares) at Dec. 29, 2018	547,000	(5,000)
Balance at Mar. 12, 2018							$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted									0
Balance at Dec. 31, 2018							306
Balance at Dec. 29, 2018	$ 5,000	$ (4,320,000)	553,843,000	(61,871,000)	(37,590,000)	450,067,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted				(85,479,000)		(85,479,000)
Stock-based compensation			2,981,000			$ 2,981,000
Proceeds from exercise of stock options (in shares)						100
Change in cumulative foreign currency translation adjustment					5,550,000	$ 5,550,000
Balance at Dec. 28, 2019	$ 5,000	$ (4,320,000)	557,674,000	(147,350,000)	(32,040,000)	373,969,000
Balance at ending (in shares) at Dec. 28, 2019	548,000	(5,000)
Balance at Dec. 31, 2018							306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							0	0	0
Balance at Dec. 31, 2019							306
Balance at Dec. 28, 2019	$ 5,000	$ (4,320,000)	557,674,000	(147,350,000)	(32,040,000)	373,969,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted				(14,804,000)		(14,804,000)
Stock-based compensation			1,145,000			1,145,000
Restricted shares issued (in shares)	1,000
Change in cumulative foreign currency translation adjustment					(11,213,000)	(11,213,000)
Balance at Mar. 28, 2020	$ 5,000	$ (4,320,000)	558,819,000	(162,154,000)	(43,253,000)	349,097,000
Balance at ending (in shares) at Mar. 28, 2020	549,000	(5,000)
Balance at Dec. 28, 2019	$ 5,000	$ (4,320,000)	557,674,000	(147,350,000)	(32,040,000)	373,969,000
Balance at beginning (in shares) at Dec. 28, 2019	548,000	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted						(19,841,000)
Change in cumulative foreign currency translation adjustment						(7,570,000)
Balance at Jun. 27, 2020	$ 5,000	$ (4,320,000)	560,343,000	(167,191,000)	(39,610,000)	349,227,000
Balance at ending (in shares) at Jun. 27, 2020	549,000	(5,000)
Balance at Dec. 28, 2019	$ 5,000	$ (4,320,000)	557,674,000	(147,350,000)	(32,040,000)	373,969,000
Balance at beginning (in shares) at Dec. 28, 2019	548,000	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted				(24,499,000)		(24,499,000)
Stock-based compensation			5,125,000			$ 5,125,000
Proceeds from exercise of stock options (in shares)						7,333
Restricted shares issued (in shares)	1,000
Change in cumulative foreign currency translation adjustment					2,652,000	$ 2,652,000
Balance at Dec. 26, 2020	$ 5,000	$ (4,320,000)	570,139,000	(171,849,000)	(29,388,000)	364,587,000
Balance at ending (in shares) at Dec. 26, 2020	556,000	(5,000)
Balance at Dec. 31, 2019							306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							0	0	0
Balance at Mar. 31, 2020							306
Balance at Dec. 31, 2019							306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted								(28,890,395)	(28,890,395)
Balance at Dec. 31, 2020							33,888,383	(28,890,395)	5,000,010
Balance at Mar. 28, 2020	$ 5,000	$ (4,320,000)	558,819,000	(162,154,000)	(43,253,000)	349,097,000
Balance at beginning (in shares) at Mar. 28, 2020	549,000	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted				(5,037,000)		(5,037,000)
Stock-based compensation			1,524,000			1,524,000
Change in cumulative foreign currency translation adjustment					3,643,000	3,643,000
Balance at Jun. 27, 2020	$ 5,000	$ (4,320,000)	560,343,000	(167,191,000)	(39,610,000)	349,227,000
Balance at ending (in shares) at Jun. 27, 2020	549,000	(5,000)
Balance at Mar. 31, 2020							306
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							0	0	0
Balance at Jun. 30, 2020							306
Balance at Dec. 26, 2020	$ 5,000	$ (4,320,000)	570,139,000	(171,849,000)	(29,388,000)	364,587,000
Balance at beginning (in shares) at Dec. 26, 2020	556,000	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted				(8,970,000)		(8,970,000)
Stock-based compensation			1,741,000			1,741,000
Proceeds from exercise of stock options			1,643,000			1,643,000
Proceeds from exercise of stock options (in shares)	2,000
Change in cumulative foreign currency translation adjustment					2,473,000	2,473,000
Balance at Mar. 27, 2021	$ 5,000	$ (4,320,000)	573,523,000	(180,819,000)	(26,915,000)	361,474,000
Balance at ending (in shares) at Mar. 27, 2021	558,000	(5,000)
Balance at Dec. 26, 2020	$ 5,000	$ (4,320,000)	570,139,000	(171,849,000)	(29,388,000)	364,587,000
Balance at beginning (in shares) at Dec. 26, 2020	556,000	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted						(12,355,000)
Change in cumulative foreign currency translation adjustment						6,315,000
Balance at Jun. 26, 2021	$ 5,000	$ (4,320,000)	575,437,000	(184,204,000)	(23,073,000)	363,845,000
Balance at ending (in shares) at Jun. 26, 2021	558,000	(5,000)
Balance at Dec. 31, 2020							33,888,383	(28,890,395)	5,000,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted							0	10,719,999	10,719,999
Balance at Mar. 31, 2021							23,168,492	(18,170,396)	5,000,010
Balance at Dec. 31, 2020							33,888,383	(28,890,395)	5,000,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted									(20,079,161)
Balance at Jun. 30, 2021							0	(92,225,993)	(92,224,743)
Balance at Mar. 27, 2021	$ 5,000	$ (4,320,000)	573,523,000	(180,819,000)	(26,915,000)	361,474,000
Balance at beginning (in shares) at Mar. 27, 2021	558,000	(5,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted				(3,385,000)		(3,385,000)
Stock-based compensation			1,796,000			1,796,000
Proceeds from exercise of stock options			118,000			118,000
Change in cumulative foreign currency translation adjustment					3,842,000	3,842,000
Balance at Jun. 26, 2021	$ 5,000	$ (4,320,000)	$ 575,437,000	$ (184,204,000)	$ (23,073,000)	$ 363,845,000
Balance at ending (in shares) at Jun. 26, 2021	558,000	(5,000)
Balance at Mar. 31, 2021							23,168,492	(18,170,396)	5,000,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss - basic and diluted								(30,799,160)	(30,799,160)
Balance at Jun. 30, 2021							$ 0	$ (92,225,993)	$ (92,224,743)